OTHER CURRENT ASSETS (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024
OTHER CURRENT ASSETS
Other receivables	$ 377,110	$ 192,387
Receivable from third party	8,031,939
Input VAT	638,781	702,073
Total other current assets	$ 9,047,830	$ 894,460